Goodwill Intangible Assets and In-Process Revenue Contracts (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,113,000	$ 127,113,000
Amortization of Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	7,100,000	8,100,000	9,100,000
Amortization expense - 2012	6,100,000
Amortization expense - 2013	5,000,000
Amortization expense - 2014	4,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense thereafter	1,000,000
Amortization of In-Process Revenue Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	1,100,000
Amortization expense - 2012	12,800,000
Amortization expense - 2013	12,800,000
Amortization expense - 2014	12,800,000
Amortization expense - 2015	12,800,000
Amortization expense - 2016	12,800,000
Amortization expense thereafter	62,800,000
Shuttle Tanker Segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,100,000	$ 127,100,000	$ 127,100,000